CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent company USD ($)	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Other comprehensive loss, tax	$ 0	0	0	0	$ 0	0	0	0